Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions
Schedule of related party transactions

EURm	2018	2017	2016
Share of results	12	11	18
Dividend income	1	1	1
Share of shareholders' equity	145	128	116
Sales	167	117	62
Purchases	(159)	(252)	(322)
Receivables	58	41	13
Payables	(32)	(19)	(38)

Schedule of compensation

Compensation information for the President and CEO:

EUR	2018	2017	2016
Base salary/fee	1 050 000	1 050 000	1 049 044
Cash incentive payments	873 862	997 369	780 357
Share-based payment expenses(1)	1 978 268	2 606 613	5 296 960
Pension expenses	312 607	338 787	469 737
Total	4 214 737	4 992 769	7 596 098
(1)	Represents the expense for all outstanding equity grants recorded during the year.

Total remuneration awarded to the Group Leadership Team for their time as members of the Group Leadership Team:

EURm	2018	2017	2016
Short-term benefits	23	22	26
Post-employment benefits(1)	1	1	1
Share-based payment	6	7	15
Termination benefits(2)	5	4	1
Total	35	34	43
(1)	The members of the Group Leadership Team participate in the local retirement programs applicable to employees in the country where they reside.
(2)	Includes both termination payments and payments made under exceptional contractual arrangements for lapsed equity awards.

Board of Directors’ compensation

The annual remuneration paid to the members of the Board of Directors, as decided by the Annual General Meetings in the respective years:

	2018		2017		2016
	Gross annual	Shares	Gross annual	Shares	Gross annual	Shares
	fee(1)	received(2)	fee(1)	received(2)	fee(1)	received(2)
	EUR	number	EUR	number	EUR	number
Risto Siilasmaa, Chair	440 000	34 749	440 000	30 497	440 000	35 001
Olivier Piou, Vice Chair(3)	196 000	14 610	199 000	12 823	255 082	19 892
Vivek Badrinath	–	–	–	–	175 000	13 921
Sari Baldauf(4)	160 000	12 636	–	–	–	–
Bruce Brown(5)	214 000	15 005	209 000	13 169	190 000	15 114
Jeanette Horan(6)	195 000	13 820	175 000	12 129	–	–
Louis R. Hughes(7)	199 000	13 820	194 000	12 129	240 410	18 752
Edward Kozel(8)	217 000	15 400	175 000	12 129	–	–
Jean C. Monty(9)	14 000	-	174 000	11 090	225 410	17 558
Elizabeth Nelson(10)	192 000	13 820	207 000	13 169	190 000	15 114
Carla Smits-Nusteling(11)	206 000	15 005	195 000	12 129	175 000	13 921
Kari Stadigh(12)	170 000	12 636	170 000	11 090	160 000	12 727
Total	2 203 000		2 138 000		2 050 902
(1)

The meeting fees for the term that ended at the close of the Annual General meeting in 2018 were paid in cash in 2018 and are included in the table. The meeting fees for the current term as resolved by the Annual General Meeting in 2018 will be paid in cash in 2019 and are not included in the table.

(2)	Approximately 40% of each Board member’s annual compensation is paid in Nokia shares purchased from the market, and the remaining approximately 60% is paid in cash.
(3)	Consists of EUR 185 000 for services as Vice Chair of the Board and meeting fees of EUR 11 000.
(4)	Consists of EUR 160 000 for services as a member of the Board.
(5)	Consists of EUR 160 000 for services as a member of the Board and EUR 30 000 for services as the Chair of the Personnel Committee and meeting fees of EUR 24 000.
(6)	Consists of EUR 160 000 for services as a member of the Board and EUR 15 000 for services as member of the Audit Committee and meeting fees of EUR 20 000.
(7)	Consists of EUR 160 000 for services as a member of the Board and EUR 15 000 for services as member of the Audit Committee and meeting fees of EUR 24 000.
(8)

Consists of EUR 160 000 for services as a member of the Board and EUR 20 000 for services as the Chair of the Technology Committee, EUR 15 000 for services as a member of the Audit Committee, and meeting fees of EUR 22 000.

(9)

Served as a member of the Board until the Annual General Meeting 2018. No annual fee was paid to him during financial year 2018, but he received the annual fee for the term until the Annual General Meeting 2018 in the financial year 2017 including meeting fees of EUR 14 000.

(10)	Consists of EUR 160 000 for services as a member of the Board and EUR 15 000 for services as member of the Audit Committee and meeting fees of EUR 17 000.
(11)	Consists of EUR 160 000 for services as a member of the Board and EUR 30 000 for services as a Chair of the Audit Committee and meeting fees of EUR 16 000.
(12)	Consists of EUR 160 000 for services as a member of the Board and meeting fees of EUR 10 000.